Property and Equipment, net	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
SHAPEWAYS, INC
Property and Equipment, net

Note 6. Property and Equipment, net

Property and equipment consisted of the following:

	June 30,	December 31,
	2021	2020
Machinery and equipment	$1,406	$1,430
Computers and IT equipment	5,253	5,193
Furniture and fixtures	50	50
Leasehold improvements	2,495	2,520
	9,204	9,193
Less: Accumulated depreciation	(8,391)	(8,245)
Property and equipment, net	$813	$948

Depreciation expense totaled $278 and $247 for the six months ended June 30, 2021 and 2020, respectively. Of these amounts, depreciation charged to cost of revenue was $211 and $171 for the six months ended  June 30, 2021 and 2020, respectively.

Note 6. Property and Equipment, net

Property and equipment consisted of the following:

	December 31,
	2020	2019
Machinery and equipment	$1,430	$1,345
Computers and IT equipment	5,193	4,957
Furniture and fixtures	50	49
Leasehold improvements	2,520	2,440
	9,193	8,791
Less: Accumulated depreciation	(8,245)	(7,454)
Property and equipment, net	$948	$1,337

Depreciation expense totaled $473 and $1,446 for the years ended December 31, 2020 and 2019, respectively. Of these amounts, depreciation charged to cost of revenue was $324 and $1,139 for the years ended December 31, 2020 and 2019, respectively.